Note 3 – Summary of significant accounting policies (Details Narrative) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
[custom:DeferredCommissionsCost-0]		$ 842,924	$ 919,280
Deferred Costs, Credit Card Origination Costs, Amount		192,033	335,679
Finite-Lived Intangible Assets, Gross		900,000	0
Finite-Lived Intangible Assets, Accumulated Amortization		195,000
Finite-Lived Intangible Assets, Net	$ 3,919,717	$ 705,000